Income and Expenses - Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages and salaries	€ 544.8	€ 345.9	€ 160.7
Social security costs	58.6	31.7	17.9
Pension costs	2.1	1.2	0.8
Total	€ 605.5	€ 378.8	€ 179.4